Document and Entity Information	May 18, 2021
Cover [Abstract]
Document Type	8-K12B
Document Period End Date	May 18, 2021
Entity Registrant Name	Seagate Technology plc
Entity Incorporation, State or Country Code	L2
Entity File Number	001-31560
Entity Tax Identification Number	98-1597419
Entity Address, Address Line One	38/39 Fitzwilliam Square
Entity Address, City or Town	Dublin
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 NX53
Country Region	353
City Area Code	1
Local Phone Number	234-3136
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, par value $0.00001 per share
Trading Symbol	STX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--07-03
Entity Central Index Key	0001137789
Amendment Flag	false